PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.6%
		Basic Materials: 0.6%
1,000,000		Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$882,145	0.1
500,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	409,645	0.0
1,000,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	720,956	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	780,378	0.0
250,000		Celanese US Holdings LLC, 6.050%, 03/15/2025	244,450	0.0
250,000		Celanese US Holdings LLC, 6.330%, 07/15/2029	233,253	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	464,332	0.0
750,000	(2)	Dow Chemical Co., 2.100%, 11/15/2030	575,617	0.0
351,000		Dow Chemical Co., 4.250%, 10/01/2034	297,931	0.0
750,000		Dow Chemical Co/The, 3.600%, 11/15/2050	513,708	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	902,298	0.1
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	313,041	0.0
750,000		Ecolab, Inc., 2.700%, 12/15/2051	479,800	0.0
532,000		International Paper Co., 4.350%, 08/15/2048	424,599	0.0
500,000		Linde, Inc./CT, 1.100%, 08/10/2030	378,414	0.0
282,000		LYB International Finance BV, 4.000%, 07/15/2023	280,433	0.0
981,000		LYB International Finance III LLC, 1.250%, 10/01/2025	862,945	0.1
750,000		LYB International Finance III LLC, 3.375%, 10/01/2040	515,521	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	235,867	0.0
1,000,000		Nucor Corp., 2.000%, 06/01/2025	924,143	0.1
1,000,000		Nutrien Ltd., 2.950%, 05/13/2030	837,186	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,000,000	0.1
500,000		PPG Industries, Inc., 1.200%, 03/15/2026	436,918	0.0
500,000		PPG Industries, Inc., 2.550%, 06/15/2030	413,524	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	815,741	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	919,437	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	234,449	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	362,287	0.0
			15,459,018	0.6

		Communications: 2.8%
500,000		Alibaba Group Holding Ltd., 2.125%, 02/09/2031	385,566	0.0
1,000,000	(2)	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	987,256	0.1
1,000,000		Alibaba Group Holding Ltd., 3.400%, 12/06/2027	901,188	0.0
1,000,000		Alphabet, Inc., 1.100%, 08/15/2030	774,690	0.0
2,000,000		Alphabet, Inc., 1.900%, 08/15/2040	1,287,167	0.1
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	971,971	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	933,201	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	986,196	0.1
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	988,441	0.1
1,000,000		AT&T, Inc., 1.700%, 03/25/2026	890,187	0.0
1,000,000		AT&T, Inc., 2.300%, 06/01/2027	875,485	0.0
4,359,000		AT&T, Inc., 2.550%, 12/01/2033	3,231,362	0.1
2,000,000		AT&T, Inc., 3.500%, 06/01/2041	1,444,739	0.1
5,086,000		AT&T, Inc., 3.500%, 09/15/2053	3,397,290	0.1
1,770,000		AT&T, Inc., 3.550%, 09/15/2055	1,166,340	0.1
1,000,000		AT&T, Inc., 3.650%, 06/01/2051	678,302	0.0
208,000		AT&T, Inc., 3.650%, 09/15/2059	135,198	0.0
1,264,000		AT&T, Inc., 3.800%, 12/01/2057	856,508	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	868,123	0.0
500,000		AT&T, Inc., 4.650%, 06/01/2044	408,660	0.0
1,000,000		Baidu, Inc., 1.720%, 04/09/2026	884,706	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	357,831	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	480,847	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,464,056	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,164,150	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	883,935	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	988,005	0.1
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	1,496,178	0.1
3,000,000		Comcast Corp., 1.950%, 01/15/2031	2,334,857	0.1
990,000		Comcast Corp., 2.887%, 11/01/2051	621,613	0.0
3,578,000		Comcast Corp., 2.937%, 11/01/2056	2,141,902	0.1
654,000		Comcast Corp., 2.987%, 11/01/2063	380,144	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	483,353	0.0
1,000,000		Comcast Corp., 3.750%, 04/01/2040	788,695	0.0
724,000		Comcast Corp., 3.969%, 11/01/2047	555,731	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	658,576	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	680,782	0.0
68,000		Comcast Corp., 6.500%, 11/15/2035	72,694	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	1,720,728	0.1
1,250,000	(2)	Discovery Communications LLC, 3.625%, 05/15/2030	1,028,024	0.1
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	243,281	0.0
1,500,000		eBay, Inc., 2.700%, 03/11/2030	1,223,880	0.1
500,000		Interpublic Group of Cos, Inc./The, 2.400%, 03/01/2031	380,388	0.0
10,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	9,810	0.0
306,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	254,812	0.0
500,000		Orange SA, 5.500%, 02/06/2044	476,947	0.0
250,000		Paramount Global, 4.000%, 01/15/2026	236,349	0.0
2,500,000		Paramount Global, 4.200%, 05/19/2032	2,030,580	0.1
390,000		Paramount Global, 4.375%, 03/15/2043	260,700	0.0
440,000		Paramount Global, 5.850%, 09/01/2043	351,809	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	205,704	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	463,314	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	581,165	0.0
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	996,829	0.1
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	692,580	0.0
1,538,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	1,365,170	0.1
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	299,220	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	375,445	0.0
300,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	246,455	0.0
1,000,000		Verizon Communications, Inc., 1.750%, 01/20/2031	751,599	0.0
1,014,000		Verizon Communications, Inc., 2.355%, 03/15/2032	778,564	0.0
1,000,000		Verizon Communications, Inc., 2.550%, 03/21/2031	799,452	0.0
1,000,000		Verizon Communications, Inc., 2.650%, 11/20/2040	654,099	0.0
750,000		Verizon Communications, Inc., 3.550%, 03/22/2051	529,030	0.0
2,000,000		Verizon Communications, Inc., 4.000%, 03/22/2050	1,533,101	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,492,498	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,455,872	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	2,603,572	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	1,417,207	0.1
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	1,964,673	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	946,669	0.0
200,000		Walt Disney Co/The, 1.750%, 08/30/2024	189,288	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

1,000,000		Walt Disney Co/The, 1.750%, 01/13/2026	906,414	0.0
1,000,000	(2)	Walt Disney Co/The, 2.200%, 01/13/2028	871,923	0.0
2,000,000		Walt Disney Co/The, 2.650%, 01/13/2031	1,658,428	0.1
3,000,000		Walt Disney Co/The, 3.500%, 05/13/2040	2,322,456	0.1
1,000,000		Walt Disney Co/The, 3.600%, 01/13/2051	744,382	0.0
250,000		Walt Disney Co/The, 4.750%, 09/15/2044	223,770	0.0
			73,892,112	2.8

		Consumer, Cyclical: 1.4%
609,182		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	531,063	0.0
320,372		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	277,274	0.0
183,438		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	162,342	0.0
951,182		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	831,754	0.0
2,000,000		American Honda Finance Corp., 1.200%, 07/08/2025	1,811,462	0.1
500,000		American Honda Finance Corp., 1.500%, 01/13/2025	464,642	0.0
500,000		American Honda Finance Corp., 2.000%, 03/24/2028	424,870	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	451,855	0.0
500,000		AutoZone, Inc., 1.650%, 01/15/2031	372,093	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	741,116	0.0
1,000,000		BorgWarner, Inc., 2.650%, 07/01/2027	872,905	0.1
500,000		Cummins, Inc., 1.500%, 09/01/2030	385,867	0.0
250,000		Cummins, Inc., 2.600%, 09/01/2050	157,073	0.0
1,000,000		General Motors Co., 5.400%, 10/02/2023	1,000,547	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	702,871	0.0
500,000		General Motors Financial Co., Inc., 1.050%, 03/08/2024	468,959	0.0
500,000		General Motors Financial Co., Inc., 2.400%, 04/10/2028	400,593	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	994,573	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	744,815	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	441,387	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	464,104	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	974,298	0.1
1,000,000		Home Depot, Inc./The, 2.700%, 04/15/2030	855,625	0.0
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	458,255	0.0
1,000,000		Home Depot, Inc./The, 3.300%, 04/15/2040	767,323	0.0
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	2,442,841	0.1
500,000		Kohl's Corp., 3.375%, 05/01/2031	309,637	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	441,557	0.0
500,000		Lear Corp., 5.250%, 05/15/2049	397,188	0.0
750,000		Lowe's Cos, Inc., 2.625%, 04/01/2031	604,163	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	918,506	0.1
500,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	451,051	0.0
500,000		Marriott International, Inc./MD, 2.850%, 04/15/2031	393,358	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	497,444	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	337,198	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	482,604	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	340,729	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	457,582	0.0
500,000		NIKE, Inc., 2.375%, 11/01/2026	456,946	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	377,644	0.0
500,000	(2)	Starbucks Corp., 3.000%, 02/14/2032	414,383	0.0
1,250,000		Starbucks Corp., 3.100%, 03/01/2023	1,243,381	0.1
500,000		Starbucks Corp., 3.550%, 08/15/2029	454,929	0.0
500,000		Target Corp., 1.950%, 01/15/2027	449,367	0.0
750,000		Target Corp., 2.950%, 01/15/2052	506,521	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	982,655	0.1
1,000,000	(2)	TJX Cos, Inc./The, 1.600%, 05/15/2031	755,073	0.0
1,000,000		Toyota Motor Credit Corp., 1.350%, 08/25/2023	971,399	0.1
1,000,000		Toyota Motor Credit Corp., 1.800%, 02/13/2025	933,779	0.1
500,000		Toyota Motor Credit Corp., 1.900%, 04/06/2028	425,931	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

1,000,000	Toyota Motor Credit Corp., 2.700%, 01/11/2023	995,988	0.1
1,000,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	908,361	0.1
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	465,931	0.0
354,941	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 06/01/2029	313,377	0.0
184,043	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	149,094	0.0
809,114	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	711,657	0.0
88,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	82,910	0.0
1,000,000	Walmart, Inc., 3.300%, 04/22/2024	982,853	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/2025	291,410	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/2024	198,013	0.0
		36,903,126	1.4

	Consumer, Non-cyclical: 4.4%
1,000,000	Abbott Laboratories, 1.400%, 06/30/2030	782,562	0.0
284,000	Abbott Laboratories, 3.750%, 11/30/2026	275,779	0.0
339,000	Abbott Laboratories, 4.750%, 11/30/2036	331,342	0.0
500,000	Abbott Laboratories, 4.750%, 04/15/2043	466,481	0.0
1,000,000	Abbott Laboratories, 4.900%, 11/30/2046	961,202	0.1
500,000	AbbVie, Inc., 2.800%, 03/15/2023	496,062	0.0
1,500,000	AbbVie, Inc., 3.200%, 05/14/2026	1,403,989	0.1
1,000,000	AbbVie, Inc., 3.200%, 11/21/2029	876,256	0.0
1,250,000	AbbVie, Inc., 3.600%, 05/14/2025	1,201,020	0.1
750,000	AbbVie, Inc., 3.800%, 03/15/2025	727,057	0.0
1,000,000	AbbVie, Inc., 4.050%, 11/21/2039	807,244	0.0
1,000,000	AbbVie, Inc., 4.250%, 11/21/2049	804,048	0.0
500,000	AbbVie, Inc., 4.300%, 05/14/2036	434,784	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/2046	407,835	0.0
1,000,000	AbbVie, Inc., 4.500%, 05/14/2035	891,783	0.1
750,000	AbbVie, Inc., 4.550%, 03/15/2035	673,929	0.0
250,000	Aetna, Inc., 3.500%, 11/15/2024	243,160	0.0
300,000	Aetna, Inc., 4.500%, 05/15/2042	247,658	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/2042	205,863	0.0
138,000	Altria Group, Inc., 4.800%, 02/14/2029	127,534	0.0
500,000	Altria Group, Inc., 5.800%, 02/14/2039	437,807	0.0
2,000,000	AmerisourceBergen Corp., 2.800%, 05/15/2030	1,656,073	0.1
250,000	AmerisourceBergen Corp., 4.250%, 03/01/2045	199,399	0.0
500,000	Amgen, Inc., 2.250%, 08/19/2023	490,888	0.0
2,000,000	Amgen, Inc., 2.300%, 02/25/2031	1,594,197	0.1
1,000,000	Amgen, Inc., 3.150%, 02/21/2040	723,697	0.0
1,500,000	Amgen, Inc., 4.400%, 05/01/2045	1,228,150	0.1
3,500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,050,017	0.1
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,341,355	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	190,551	0.0
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,274,709	0.1
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,238,827	0.1
750,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	907,905	0.1
100,000	AstraZeneca PLC, 3.500%, 08/17/2023	99,226	0.0
1,000,000	AstraZeneca PLC, 4.000%, 01/17/2029	946,774	0.1
1,000,000	AstraZeneca PLC, 4.375%, 08/17/2048	875,970	0.0
1,400,000	AstraZeneca PLC, 6.450%, 09/15/2037	1,515,576	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	485,425	0.0
1,000,000	BAT Capital Corp., 3.222%, 08/15/2024	963,088	0.1
224,000	Baxalta, Inc., 4.000%, 06/23/2025	217,588	0.0
1,000,000	Becton Dickinson and Co., 1.957%, 02/11/2031	773,025	0.0
750,000	Biogen, Inc., 4.050%, 09/15/2025	728,747	0.0
500,000	Boston Scientific Corp., 1.900%, 06/01/2025	460,106	0.0
500,000	Boston Scientific Corp., 2.650%, 06/01/2030	415,611	0.0
1,000,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	836,815	0.0
1,000,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	669,677	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	373,357	0.0
1,000,000		Bristol-Myers Squibb Co., 3.900%, 02/20/2028	953,771	0.1
500,000		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	448,223	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	497,227	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	411,526	0.0
500,000		Cigna Corp., 1.250%, 03/15/2026	438,481	0.0
500,000		Cigna Corp., 2.375%, 03/15/2031	398,339	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	717,038	0.0
500,000		Cigna Corp., 3.400%, 03/01/2027	460,308	0.0
500,000		Cigna Corp., 3.400%, 03/15/2051	341,948	0.0
250,000		Cigna Corp., 3.500%, 06/15/2024	245,091	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	888,768	0.1
500,000		Cigna Corp., 4.800%, 07/15/2046	429,193	0.0
500,000		Cigna Corp., 4.900%, 12/15/2048	432,986	0.0
1,000,000		Clorox Co/The, 1.800%, 05/15/2030	772,791	0.0
500,000		Coca-Cola Co., 1.500%, 03/05/2028	427,626	0.0
1,000,000		Coca-Cola Co., 1.650%, 06/01/2030	796,731	0.0
1,500,000		Coca-Cola Co., 2.000%, 03/05/2031	1,211,218	0.1
1,000,000		Coca-Cola Co., 2.500%, 03/15/2051	625,009	0.0
1,000,000		Coca-Cola Co., 2.900%, 05/25/2027	928,917	0.1
500,000		Coca-Cola Co., 3.000%, 03/05/2051	350,585	0.0
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	748,889	0.0
222,000		Conagra Brands, Inc., 3.200%, 01/25/2023	220,763	0.0
1,500,000		CVS Health Corp., 2.700%, 08/21/2040	988,138	0.1
250,000		CVS Health Corp., 3.375%, 08/12/2024	243,561	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	429,965	0.0
389,000		CVS Health Corp., 4.300%, 03/25/2028	367,573	0.0
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	878,643	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	1,766,007	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	877,898	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	180,880	0.0
500,000		Danaher Corp., 2.800%, 12/10/2051	323,151	0.0
2,000,000		Diageo Capital PLC, 2.125%, 04/29/2032	1,549,769	0.1
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	988,208	0.1
1,000,000	(2)	Diageo Capital PLC, 3.875%, 05/18/2028	943,046	0.1
750,000		Elevance Health, Inc., 1.500%, 03/15/2026	666,263	0.0
750,000		Elevance Health, Inc., 2.550%, 03/15/2031	605,883	0.0
250,000		Elevance Health, Inc., 3.500%, 08/15/2024	244,729	0.0
1,000,000		Elevance Health, Inc., 3.650%, 12/01/2027	932,682	0.1
750,000		Elevance Health, Inc., 4.101%, 03/01/2028	710,429	0.0
250,000		Elevance Health, Inc., 4.650%, 08/15/2044	215,577	0.0
3,750,000		Eli Lilly & Co., 2.250%, 05/15/2050	2,327,876	0.1
500,000		Estee Lauder Cos, Inc./The, 1.950%, 03/15/2031	397,451	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	231,027	0.0
500,000		Flowers Foods, Inc., 2.400%, 03/15/2031	392,325	0.0
751,000	(2)	General Mills, Inc., 3.000%, 02/01/2051	489,101	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	489,853	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	724,180	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	247,389	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	147,749	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	199,187	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	166,067	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	655,159	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	305,418	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	545,242	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	685,271	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,707,482	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	444,218	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	934,503	0.1
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	922,205	0.1
500,000		Johnson & Johnson, 2.950%, 03/03/2027	468,674	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	866,210	0.0
500,000		Johnson & Johnson, 3.700%, 03/01/2046	410,085	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	411,251	0.0
1,000,000		Kellogg Co., 2.100%, 06/01/2030	794,469	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	470,416	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

500,000		Keurig Dr Pepper, Inc., 0.750%, 03/15/2024	471,309	0.0
500,000		Keurig Dr Pepper, Inc., 2.250%, 03/15/2031	389,701	0.0
500,000		Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	326,676	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	238,829	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	283,089	0.0
1,000,000		Kroger Co., 2.650%, 10/15/2026	912,071	0.1
250,000		Kroger Co., 4.450%, 02/01/2047	205,744	0.0
879,000		Kroger Co., 7.500%, 04/01/2031	984,857	0.1
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	207,371	0.0
500,000	(2)	McCormick & Co., Inc./MD, 1.850%, 02/15/2031	373,235	0.0
1,000,000		McKesson Corp., 0.900%, 12/03/2025	876,875	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	223,550	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	654,316	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	65,144	0.0
1,000,000		Merck & Co., Inc., 0.750%, 02/24/2026	877,514	0.1
1,000,000		Merck & Co., Inc., 1.450%, 06/24/2030	783,504	0.0
500,000		Merck & Co., Inc., 1.700%, 06/10/2027	437,261	0.0
500,000		Merck & Co., Inc., 2.750%, 12/10/2051	327,189	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	196,705	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	853,473	0.0
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	849,947	0.0
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	422,718	0.0
460,000		Mondelez International, Inc., 2.750%, 04/13/2030	383,757	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	197,676	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	417,899	0.0
500,000		Novartis Capital Corp., 2.750%, 08/14/2050	339,416	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	469,703	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	491,624	0.0
1,000,000	(2)	PayPal Holdings, Inc., 1.650%, 06/01/2025	921,679	0.1
1,000,000	(2)	PayPal Holdings, Inc., 2.300%, 06/01/2030	814,557	0.0
2,500,000		PepsiCo, Inc., 1.625%, 05/01/2030	2,007,584	0.1
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	989,866	0.1
1,000,000		Pfizer, Inc., 3.450%, 03/15/2029	922,260	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	859,796	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	442,891	0.0
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	873,714	0.0
500,000		Pfizer, Inc., 4.125%, 12/15/2046	435,792	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	882,662	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	493,267	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	748,388	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	440,866	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	241,902	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	339,461	0.0
750,000		Procter & Gamble Co/The, 1.000%, 04/23/2026	668,574	0.0
750,000		Procter & Gamble Co/The, 1.950%, 04/23/2031	610,123	0.0
750,000		Procter & Gamble Co/The, 2.800%, 03/25/2027	698,471	0.0
1,000,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	807,622	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	423,746	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,046,388	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	930,458	0.1
500,000		Stryker Corp., 3.500%, 03/15/2026	476,608	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	695,956	0.0
150,000	(2)	Unilever Capital Corp., 2.600%, 05/05/2024	145,650	0.0
500,000		Unilever Capital Corp., 3.250%, 03/07/2024	492,215	0.0
1,000,000		Unilever Capital Corp., 3.500%, 03/22/2028	936,285	0.1
1,000,000		UnitedHealth Group, Inc., 2.000%, 05/15/2030	805,924	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	497,177	0.0
1,000,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	702,634	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	496,597	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

500,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	329,868	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	456,784	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	473,435	0.0
500,000		UnitedHealth Group, Inc., 3.125%, 05/15/2060	321,555	0.0
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	994,073	0.1
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	941,429	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	828,463	0.0
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	230,646	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	222,217	0.0
1,000,000		Zoetis, Inc., 2.000%, 05/15/2030	795,510	0.0
1,000,000		Zoetis, Inc., 3.000%, 05/15/2050	658,065	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	492,400	0.0
			119,005,497	4.4

		Energy: 1.8%
1,000,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	849,933	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	247,626	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	505,744	0.0
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	457,351	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	234,021	0.0
500,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	327,319	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	927,922	0.1
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/2024	244,535	0.0
500,000		Chevron Corp., 2.895%, 03/03/2024	489,263	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	470,991	0.0
300,000		Chevron USA, Inc., 3.900%, 11/15/2024	295,610	0.0
2,000,000	(1)	ConocoPhillips Co., 4.025%, 03/15/2062	1,518,407	0.1
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	111,018	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	418,054	0.0
66,000		Eastern Gas Transmission & Storage, Inc., 3.600%, 12/15/2024	64,050	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/2025	459,468	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	243,811	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	199,993	0.0
500,000		Energy Transfer L.P., 3.450%, 01/15/2023	497,455	0.0
500,000		Energy Transfer L.P., 3.600%, 02/01/2023	497,965	0.0
500,000		Energy Transfer L.P., 4.950%, 01/15/2043	386,039	0.0
800,000		Energy Transfer L.P., 6.125%, 12/15/2045	703,810	0.0
1,809,000		Energy Transfer L.P., 6.500%, 02/01/2042	1,688,424	0.1
1,000,000		Enterprise Products Operating LLC, 3.200%, 02/15/2052	640,195	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	477,438	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	96,931	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	476,378	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	241,885	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	926,008	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,492,380	0.1
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	1,933,939	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	243,767	0.0
1,000,000		Equinor ASA, 2.375%, 05/22/2030	831,857	0.0
500,000		Equinor ASA, 3.625%, 09/10/2028	466,545	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	408,389	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	497,740	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	472,925	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	414,370	0.0
500,000	(2)	Halliburton Co., 2.920%, 03/01/2030	416,886	0.0
31,000		Halliburton Co., 3.800%, 11/15/2025	29,889	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	403,694	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	437,314	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

518,000		Hess Corp., 5.600%, 02/15/2041	454,384	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	492,814	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	394,782	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	339,847	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,320,811	0.1
750,000	(2)	Kinder Morgan, Inc., 2.000%, 02/15/2031	559,203	0.0
500,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	325,473	0.0
500,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	488,133	0.0
500,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	409,942	0.0
500,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	437,027	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,077,434	0.1
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	419,733	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	321,968	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	912,642	0.0
1,000,000		MPLX L.P., 4.875%, 12/01/2024	988,790	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	878,043	0.0
173,000		Petroleos Mexicanos, 6.700%, 02/16/2032	121,645	0.0
1,500,000		Phillips 66, 3.900%, 03/15/2028	1,379,096	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	224,077	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	722,587	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	179,637	0.0
1,500,000	(2)	Schlumberger Investment SA, 2.650%, 06/26/2030	1,250,125	0.1
1,040,000		Shell International Finance BV, 2.875%, 05/10/2026	969,803	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	961,572	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/2046	381,924	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,318,483	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	210,686	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	478,605	0.0
500,000	(2)	Suncor Energy, Inc., 3.750%, 03/04/2051	352,341	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,433,347	0.1
500,000		TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	492,866	0.0
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,124,778	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	1,757,364	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	997,827	0.1
1,250,000		Williams Cos, Inc./The, 2.600%, 03/15/2031	982,079	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	385,152	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	493,347	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	424,809	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	438,297	0.0
			49,648,812	1.8

		Financial: 8.2%
500,000		Air Lease Corp., 3.000%, 09/15/2023	487,948	0.0
1,000,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	736,548	0.0
500,000		Allstate Corp./The, 1.450%, 12/15/2030	378,321	0.0
1,000,000		Allstate Corp./The, 3.280%, 12/15/2026	940,004	0.1
750,000		American Express Co., 3.000%, 10/30/2024	724,349	0.0
1,000,000		American Express Co., 3.300%, 05/03/2027	924,413	0.1
1,000,000		American Express Co., 3.400%, 02/27/2023	996,000	0.1
875,000		American International Group, Inc., 4.375%, 06/30/2050	702,941	0.0
500,000		American Tower Corp., 1.600%, 04/15/2026	436,393	0.0
500,000		American Tower Corp., 2.700%, 04/15/2031	393,051	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	457,524	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	997,058	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	678,192	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	450,343	0.0
1,000,000		Aon Global Ltd., 4.450%, 05/24/2043	797,576	0.0
500,000		Aon Global Ltd., 4.600%, 06/14/2044	420,808	0.0
500,000		Aon Global Ltd., 4.750%, 05/15/2045	431,820	0.0
264,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	264,392	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

500,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	412,462	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	496,886	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	595,574	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	520,889	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	368,115	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	386,364	0.0
500,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	429,447	0.0
1,000,000	(3)	Bank of America Corp., 1.843%, 02/04/2025	950,937	0.1
1,281,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	956,029	0.1
500,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	395,093	0.0
2,000,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	1,588,129	0.1
2,500,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	1,620,328	0.1
500,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	390,947	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	950,494	0.1
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	1,995,344	0.1
500,000	(3)	Bank of America Corp., 3.311%, 04/22/2042	352,391	0.0
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,119,889	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	940,391	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	496,184	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	939,680	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,447,678	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	951,156	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	1,929,208	0.1
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	868,409	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	490,375	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	610,246	0.0
500,000		Bank of New York Mellon Corp./The, 0.500%, 04/26/2024	469,482	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	996,194	0.1
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	702,224	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	461,930	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	483,030	0.0
1,000,000	(3)	Barclays PLC, 2.667%, 03/10/2032	732,232	0.0
750,000	(3)	Barclays PLC, 3.811%, 03/10/2042	469,437	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	707,713	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	952,280	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	199,935	0.0
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	833,183	0.0
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	949,880	0.1
2,000,000		BlackRock, Inc., 1.900%, 01/28/2031	1,564,640	0.1
500,000		BNP Paribas SA, 3.250%, 03/03/2023	497,099	0.0
1,000,000	(1),(2)	BNP Paribas SA, 3.500%, 11/16/2027	886,872	0.0
1,000,000		Boston Properties L.P., 2.550%, 04/01/2032	738,942	0.0
500,000		Boston Properties L.P., 3.250%, 01/30/2031	407,617	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	881,175	0.0
1,500,000	(2)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,408,082	0.1
750,000		Brookfield Finance, Inc., 2.724%, 04/15/2031	596,767	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	498,160	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	475,441	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	482,141	0.0
1,000,000		Capital One Financial Corp., 3.650%, 05/11/2027	919,111	0.1
500,000	(2)	Capital One Financial Corp., 3.750%, 04/24/2024	489,746	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	462,893	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	452,654	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	481,292	0.0
500,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	473,070	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	996,409	0.1
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	917,330	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,045,544	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	744,758	0.0
750,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	491,731	0.0
750,000	(3)	Citigroup, Inc., 2.014%, 01/25/2026	689,800	0.0
1,000,000	(3)	Citigroup, Inc., 2.561%, 05/01/2032	768,937	0.0
1,410,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	1,111,027	0.1
500,000		Citigroup, Inc., 3.400%, 05/01/2026	466,704	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	993,234	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	786,417	0.0
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,382,135	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	888,535	0.0
700,000		Citigroup, Inc., 4.000%, 08/05/2024	685,169	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,355,805	0.1
500,000		Citigroup, Inc., 4.300%, 11/20/2026	473,781	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	486,553	0.0
345,000		Citigroup, Inc., 4.450%, 09/29/2027	319,898	0.0
500,000		Citigroup, Inc., 4.600%, 03/09/2026	488,043	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	693,497	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	728,613	0.0
1,000,000		Citizens Financial Group, Inc., 3.250%, 04/30/2030	819,033	0.0
300,000		CNA Financial Corp., 4.500%, 03/01/2026	293,543	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	238,367	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	461,220	0.0
500,000		Corporate Office Properties L.P., 2.750%, 04/15/2031	368,234	0.0
1,000,000		Credit Suisse Group AG, 3.800%, 06/09/2023	984,413	0.1
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	637,802	0.0
500,000	(2)	Crown Castle, Inc., 1.050%, 07/15/2026	422,950	0.0
1,000,000		Crown Castle, Inc., 2.100%, 04/01/2031	750,976	0.0
500,000		Crown Castle, Inc., 2.900%, 04/01/2041	325,800	0.0
1,000,000		Crown Castle, Inc., 3.150%, 07/15/2023	986,915	0.1
1,000,000	(3)	Deutsche Bank AG/New York NY, 1.447%, 04/01/2025	920,659	0.1
1,000,000	(3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	934,278	0.1
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	378,559	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	497,150	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	378,976	0.0
1,000,000		Duke Realty L.P., 1.750%, 07/01/2030	780,647	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	421,016	0.0
500,000		Federal Realty Investment Trust, 3.500%, 06/01/2030	426,328	0.0
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	396,315	0.0
750,000		Franklin Resources, Inc., 1.600%, 10/30/2030	561,493	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	479,342	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	978,084	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	3,994,945	0.2
1,750,000	(3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,506,071	0.1
1,000,000	(3)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	950,733	0.1
500,000	(3)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	388,150	0.0
1,000,000	(3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	868,764	0.0
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	497,607	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	340,203	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.436%, 02/24/2043	347,422	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	462,647	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	474,078	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	443,999	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	465,171	0.0
1,000,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	929,046	0.1
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	967,131	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	707,892	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	287,721	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	466,094	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	446,413	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	415,500	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	3,212,716	0.1
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	243,873	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	989,713	0.1
1,000,000		Intercontinental Exchange, Inc., 1.850%, 09/15/2032	732,434	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	855,187	0.0
1,500,000	(3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	1,097,901	0.1
1,000,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	851,687	0.0
1,500,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	939,795	0.1
1,000,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	776,202	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	458,804	0.0
2,000,000	(3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	1,586,859	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	694,428	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	719,714	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	726,232	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	661,882	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	885,920	0.0
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	679,693	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	917,995	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	587,433	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	944,777	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	938,645	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	2,234,759	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	487,616	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	463,409	0.0
500,000		Kilroy Realty L.P., 2.500%, 11/15/2032	360,191	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	353,999	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	240,704	0.0
1,500,000		Kimco Realty Corp., 2.700%, 10/01/2030	1,210,516	0.1
1,000,000		Korea Development Bank/The, 1.000%, 09/09/2026	869,735	0.0
3,000,000		Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	2,361,047	0.1
750,000		Lincoln National Corp., 3.625%, 12/12/2026	705,558	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	925,342	0.1
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	498,860	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	439,137	0.0
1,000,000	(2)	Lloyds Banking Group PLC, 3.900%, 03/12/2024	979,355	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	471,018	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	241,469	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	444,687	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	485,252	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	475,883	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	995,581	0.1
1,000,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	794,856	0.0
750,000		Marsh & McLennan Cos, Inc., 2.900%, 12/15/2051	466,644	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	386,402	0.0
500,000		Mastercard, Inc., 2.950%, 03/15/2051	341,343	0.0
1,000,000	(2)	Mastercard, Inc., 3.500%, 02/26/2028	934,860	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	391,737	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	324,497	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	259,858	0.0
955,000		MetLife, Inc., 5.000%, 07/15/2052	872,841	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	697,902	0.0
1,000,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	756,676	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	497,768	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	485,012	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	712,321	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	490,734	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	453,928	0.0
1,250,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	1,081,551	0.1
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	996,887	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	461,035	0.0
500,000	(3)	Morgan Stanley, 3.217%, 04/22/2042	349,430	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,576,040	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	698,543	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	487,723	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	900,705	0.0
750,000		Morgan Stanley, 3.875%, 04/29/2024	736,800	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	477,241	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	698,068	0.0
750,000		Morgan Stanley, 4.000%, 07/23/2025	726,535	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	996,995	0.1
500,000		Morgan Stanley, 4.350%, 09/08/2026	476,873	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	800,189	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	988,169	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	457,407	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	993,355	0.1
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	287,112	0.0
1,000,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	860,512	0.0
500,000		NatWest Group PLC, 4.800%, 04/05/2026	479,950	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	674,151	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	244,292	0.0
3,000,000		Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	2,639,819	0.1
3,000,000	(1)	Ontario Teachers' Finance Trust, 0.375%, 09/29/2023	2,880,319	0.1
2,000,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	1,894,080	0.1
750,000	(2)	ORIX Corp., 2.250%, 03/09/2031	582,353	0.0
500,000		Owl Rock Capital Corp., 2.625%, 01/15/2027	404,658	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	499,493	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	686,623	0.0
500,000	(2)	PNC Bank NA, 3.250%, 01/22/2028	459,355	0.0
1,000,000	(3)	PNC Financial Services Group, Inc./The, 2.307%, 04/23/2032	787,735	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	499,584	0.0
1,500,000		Principal Financial Group, Inc., 2.125%, 06/15/2030	1,175,145	0.1
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	297,572	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	962,991	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	990,772	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	945,842	0.1
750,000		Prologis L.P., 3.250%, 10/01/2026	699,687	0.0
893,000		Prudential Financial, Inc., 3.878%, 03/27/2028	845,294	0.0
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	473,716	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	987,530	0.1
750,000	(2)	Public Storage, 1.500%, 11/09/2026	664,567	0.0
500,000		Public Storage, 1.850%, 05/01/2028	421,873	0.0
250,000		Public Storage, 2.300%, 05/01/2031	200,457	0.0
250,000		Public Storage, 3.094%, 09/15/2027	229,111	0.0
1,500,000		Realty Income Corp., 3.250%, 01/15/2031	1,281,659	0.1
400,000		Realty Income Corp., 3.875%, 07/15/2024	392,973	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	287,547	0.0
1,000,000		Royal Bank of Canada, 0.875%, 01/20/2026	869,453	0.0
500,000	(2)	Royal Bank of Canada, 4.650%, 01/27/2026	486,962	0.0
2,000,000	(2)	Simon Property Group L.P., 2.650%, 07/15/2030	1,615,602	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	459,528	0.0
1,000,000		Simon Property Group L.P., 3.500%, 09/01/2025	955,620	0.1
500,000		Simon Property Group L.P., 3.800%, 07/15/2050	351,552	0.0
500,000		Simon Property Group L.P., 4.250%, 10/01/2044	384,436	0.0
750,000	(3)	State Street Corp., 1.746%, 02/06/2026	698,925	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

750,000		State Street Corp., 2.200%, 03/03/2031	585,168	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,487,811	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	483,193	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	451,075	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	749,724	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	455,207	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	458,945	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	452,637	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	292,768	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	238,678	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	448,361	0.0
750,000		Toronto-Dominion Bank/The, 1.950%, 01/12/2027	653,350	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	976,128	0.1
1,500,000		Travelers Cos, Inc./The, 2.550%, 04/27/2050	929,252	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	608,128	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	495,081	0.0
1,000,000		Truist Bank, 3.000%, 02/02/2023	996,841	0.1
500,000		Truist Bank, 3.300%, 05/15/2026	464,384	0.0
500,000		Truist Bank, 3.625%, 09/16/2025	477,139	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	376,622	0.0
1,000,000	(2)	Truist Financial Corp., 1.125%, 08/03/2027	820,127	0.0
500,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	435,232	0.0
750,000		Truist Financial Corp., 2.850%, 10/26/2024	722,258	0.0
2,000,000		US Bancorp, 1.375%, 07/22/2030	1,506,227	0.1
500,000	(3)	US Bancorp, 2.215%, 01/27/2028	441,091	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	698,414	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	238,950	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	488,775	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	478,979	0.0
1,000,000		Visa, Inc., 2.050%, 04/15/2030	827,671	0.0
1,000,000		Visa, Inc., 2.700%, 04/15/2040	725,461	0.0
750,000		Visa, Inc., 2.750%, 09/15/2027	683,946	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	477,805	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	436,567	0.0
500,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	460,664	0.0
2,000,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	1,828,295	0.1
1,000,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	822,929	0.0
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	907,488	0.1
1,875,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	1,291,263	0.1
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	905,669	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	468,005	0.0
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	820,709	0.0
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	887,320	0.0
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	785,333	0.0
500,000		Welltower, Inc., 2.800%, 06/01/2031	395,644	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	479,824	0.0
500,000		Western Union Co/The, 1.350%, 03/15/2026	431,407	0.0
1,000,000	(2)	Westpac Banking Corp., 2.750%, 01/11/2023	996,246	0.1
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	684,812	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	411,296	0.0
			220,723,837	8.2

		Industrial: 2.3%
750,000		3M Co., 2.250%, 09/19/2026	672,662	0.0
1,000,000	(2)	3M Co., 2.875%, 10/15/2027	897,537	0.1
100,000		3M Co., 3.000%, 08/07/2025	95,134	0.0
200,000		3M Co., 3.875%, 06/15/2044	148,941	0.0
1,000,000	(2)	3M Co., 4.000%, 09/14/2048	784,092	0.0
500,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	390,833	0.0
1,000,000		Boeing Co/The, 2.196%, 02/04/2026	888,330	0.1
500,000		Boeing Co/The, 2.800%, 03/01/2027	439,916	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	353,946	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	375,686	0.0
1,000,000		Boeing Co/The, 5.040%, 05/01/2027	964,712	0.1
3,000,000		Boeing Co/The, 5.150%, 05/01/2030	2,778,667	0.1
1,000,000		Boeing Co/The, 5.705%, 05/01/2040	875,962	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

500,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	327,870	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	496,450	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	715,249	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	431,490	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	434,472	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	366,651	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	997,272	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	686,634	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	658,367	0.0
500,000	(2)	Caterpillar Financial Services Corp., 1.700%, 01/08/2027	442,043	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	183,453	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	298,472	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	495,642	0.0
500,000		Caterpillar, Inc., 1.900%, 03/12/2031	401,218	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	826,142	0.0
1,000,000		Caterpillar, Inc., 4.300%, 05/15/2044	881,273	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	392,952	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	403,211	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	841,172	0.0
500,000		Deere & Co., 3.900%, 06/09/2042	430,575	0.0
2,000,000		Emerson Electric Co., 1.950%, 10/15/2030	1,600,392	0.1
750,000	(2)	FedEx Corp., 2.400%, 05/15/2031	585,106	0.0
500,000		FedEx Corp., 3.250%, 05/15/2041	344,554	0.0
1,000,000	(2)	FedEx Corp., 3.400%, 02/15/2028	910,171	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	147,484	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	404,298	0.0
500,000		GATX Corp., 1.900%, 06/01/2031	361,709	0.0
1,000,000		GE Capital Funding LLC, 4.550%, 05/15/2032	927,988	0.1
3,134,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,811,887	0.1
500,000		General Dynamics Corp., 2.250%, 11/15/2022	499,101	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	397,744	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,155,469	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	493,557	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	413,704	0.0
500,000		Jabil, Inc., 1.700%, 04/15/2026	434,931	0.0
500,000		John Deere Capital Corp., 1.500%, 03/06/2028	421,748	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	994,619	0.1
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	911,867	0.1
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	489,975	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	921,679	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	364,426	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	208,638	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	20,702	0.0
1,500,000		Lockheed Martin Corp., 2.800%, 06/15/2050	996,577	0.1
892,000		Lockheed Martin Corp., 3.550%, 01/15/2026	863,080	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,068,112	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	459,062	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	457,840	0.0
500,000		Masco Corp., 1.500%, 02/15/2028	404,030	0.0
500,000		Masco Corp., 2.000%, 02/15/2031	375,158	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,249,243	0.1
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	790,480	0.0
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	318,901	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	715,818	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	382,391	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	797,004	0.0
500,000		Otis Worldwide Corp., 2.293%, 04/05/2027	443,678	0.0
500,000		Otis Worldwide Corp., 3.112%, 02/15/2040	353,970	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	195,264	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	218,765	0.0
500,000		Raytheon Technologies Corp., 3.030%, 03/15/2052	327,652	0.0
500,000		Raytheon Technologies Corp., 4.150%, 05/15/2045	402,183	0.0
1,000,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	872,764	0.1
500,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	429,180	0.0
1,000,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	865,674	0.1
500,000		Republic Services, Inc., 2.300%, 03/01/2030	411,201	0.0
500,000		Ryder System, Inc., 1.750%, 09/01/2026	441,961	0.0
500,000		Ryder System, Inc., 2.900%, 12/01/2026	448,075	0.0
500,000		Stanley Black & Decker, Inc., 2.300%, 03/15/2030	404,319	0.0
252,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	219,742	0.0
250,000		Teledyne Technologies, Inc., 2.750%, 04/01/2031	197,525	0.0
500,000	(2)	Textron, Inc., 2.450%, 03/15/2031	384,313	0.0
500,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	449,707	0.0
500,000		Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	398,744	0.0
250,000		Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	204,761	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	496,027	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	466,535	0.0
750,000		Union Pacific Corp., 2.950%, 03/10/2052	496,502	0.0
500,000		Union Pacific Corp., 2.973%, 09/16/2062	304,185	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	203,974	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	246,514	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	193,093	0.0
750,000		Union Pacific Corp., 3.799%, 04/06/2071	530,309	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	968,088	0.1
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	929,275	0.1
1,000,000		Vulcan Materials Co., 3.500%, 06/01/2030	856,254	0.0
1,000,000		Waste Management, Inc., 1.150%, 03/15/2028	821,016	0.0
750,000		Waste Management, Inc., 1.500%, 03/15/2031	569,799	0.0
500,000		Waste Management, Inc., 2.500%, 11/15/2050	305,761	0.0
			61,133,281	2.3

		Technology: 1.9%
500,000		Adobe, Inc., 2.150%, 02/01/2027	451,582	0.0
750,000		Apple, Inc., 1.200%, 02/08/2028	628,600	0.0
1,000,000		Apple, Inc., 1.650%, 05/11/2030	806,561	0.0
750,000		Apple, Inc., 2.375%, 02/08/2041	521,056	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	996,781	0.1
1,000,000		Apple, Inc., 2.400%, 05/03/2023	989,385	0.1
1,000,000		Apple, Inc., 2.650%, 05/11/2050	661,444	0.0
750,000		Apple, Inc., 2.650%, 02/08/2051	494,694	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	737,106	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	968,737	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	960,569	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	955,909	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	491,981	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	395,787	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	841,018	0.0
400,000		Apple, Inc., 4.375%, 05/13/2045	360,510	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	455,434	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	489,962	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	246,445	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	921,265	0.0
1,052,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	869,429	0.0
106,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	106,299	0.0
400,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	402,015	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

99,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	107,062	0.0
500,000		Fidelity National Information Services, Inc., 1.150%, 03/01/2026	433,215	0.0
500,000		Fidelity National Information Services, Inc., 1.650%, 03/01/2028	411,177	0.0
500,000		Fidelity National Information Services, Inc., 2.250%, 03/01/2031	385,657	0.0
1,000,000		Fiserv, Inc., 2.250%, 06/01/2027	864,829	0.0
2,000,000		Fiserv, Inc., 2.650%, 06/01/2030	1,623,493	0.1
1,000,000		Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	949,908	0.1
1,000,000		HP, Inc., 2.200%, 06/17/2025	926,706	0.1
500,000		HP, Inc., 3.400%, 06/17/2030	404,399	0.0
1,000,000		Intel Corp., 2.450%, 11/15/2029	835,702	0.0
1,000,000	(2)	Intel Corp., 3.150%, 05/11/2027	930,061	0.1
500,000		Intel Corp., 3.250%, 11/15/2049	332,552	0.0
1,760,000		Intel Corp., 3.700%, 07/29/2025	1,716,260	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	202,868	0.0
3,000,000		International Business Machines Corp., 1.950%, 05/15/2030	2,386,816	0.1
1,000,000		International Business Machines Corp., 2.850%, 05/15/2040	696,939	0.0
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	992,450	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	953,611	0.1
400,000		Lam Research Corp., 3.800%, 03/15/2025	391,247	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	702,819	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	989,902	0.1
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	926,765	0.1
2,250,000		Microsoft Corp., 2.525%, 06/01/2050	1,478,569	0.1
87,000		Microsoft Corp., 2.675%, 06/01/2060	54,999	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	490,223	0.0
1,000,000		Microsoft Corp., 2.921%, 03/17/2052	707,538	0.0
413,000		Microsoft Corp., 3.041%, 03/17/2062	283,269	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	480,595	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,430,999	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	225,033	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	743,718	0.0
1,000,000		NVIDIA Corp., 2.850%, 04/01/2030	858,589	0.0
1,000,000		NVIDIA Corp., 3.500%, 04/01/2040	779,389	0.0
500,000		NVIDIA Corp., 3.500%, 04/01/2050	367,595	0.0
750,000		Oracle Corp., 1.650%, 03/25/2026	657,818	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	499,729	0.0
500,000		Oracle Corp., 2.875%, 03/25/2031	394,919	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	955,073	0.1
750,000		Oracle Corp., 2.950%, 05/15/2025	706,727	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	892,415	0.0
500,000	(2)	Oracle Corp., 3.400%, 07/08/2024	486,374	0.0
500,000		Oracle Corp., 3.650%, 03/25/2041	340,588	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	299,986	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	576,001	0.0
500,000		Oracle Corp., 3.950%, 03/25/2051	332,551	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	517,101	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	147,013	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,253,315	0.1
500,000		QUALCOMM, Inc., 2.150%, 05/20/2030	412,892	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	799,577	0.0
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	317,798	0.0
			50,407,400	1.9

		Utilities: 2.2%
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	208,710	0.0
500,000		Appalachian Power Co., 3.700%, 05/01/2050	355,111	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	400,550	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	606,084	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	668,009	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	387,882	0.0
1,000,000		Arizona Public Service Co., 3.350%, 05/15/2050	656,229	0.0
500,000		Atlantic City Electric Co., 2.300%, 03/15/2031	406,018	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	405,791	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	404,521	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

1,000,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	992,506	0.1
500,000		Baltimore Gas and Electric Co., 3.500%, 08/15/2046	369,521	0.0
1,000,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,024,892	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	698,341	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	539,771	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	245,375	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	216,559	0.0
500,000		Commonwealth Edison Co., 3.125%, 03/15/2051	339,970	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	154,932	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	415,757	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	415,649	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	329,306	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	402,438	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	226,151	0.0
750,000		Dominion Energy, Inc., 1.450%, 04/15/2026	659,382	0.0
750,000		Dominion Energy, Inc., 3.300%, 04/15/2041	542,442	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	209,965	0.0
1,000,000		DTE Energy Co., 1.050%, 06/01/2025	896,177	0.1
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	496,164	0.0
750,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	616,900	0.0
750,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	537,588	0.0
1,000,000	(2)	Duke Energy Corp., 2.450%, 06/01/2030	800,512	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	355,413	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	494,564	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	413,803	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	936,224	0.1
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	121,427	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	609,421	0.0
134,000		Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	130,041	0.0
500,000	(2)	Enel Generacion Chile SA, 4.250%, 04/15/2024	484,770	0.0
500,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	342,535	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	380,472	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	394,678	0.0
500,000		Entergy Corp., 2.400%, 06/15/2031	382,790	0.0
1,000,000		Entergy Corp., 2.800%, 06/15/2030	811,336	0.1
500,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	388,136	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	448,683	0.0
500,000		Essential Utilities, Inc., 2.400%, 05/01/2031	391,187	0.0
1,000,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	820,600	0.1
500,000		Evergy Kansas Central, Inc., 4.625%, 09/01/2043	417,086	0.0
1,000,000		Exelon Corp., 4.950%, 06/15/2035	915,595	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	670,134	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	489,734	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	602,036	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,251,441	0.1
500,000		Georgia Power Co., 3.250%, 03/15/2051	331,012	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	419,489	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	929,725	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	911,506	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	243,797	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	488,014	0.0
1,000,000		Kentucky Utilities Co., 3.300%, 06/01/2050	697,659	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	2,308,483	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	463,820	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	397,722	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	1,605,420	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

250,000	(1) Monongahela Power Co., 5.400%, 12/15/2043	228,699	0.0
500,000	National Fuel Gas Co., 2.950%, 03/01/2031	391,021	0.0
1,000,000	National Fuel Gas Co., 5.200%, 07/15/2025	988,624	0.1
500,000	National Fuel Gas Co., 5.500%, 01/15/2026	491,605	0.0
1,000,000	(3) National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	898,780	0.1
500,000	Northern States Power Co/MN, 4.125%, 05/15/2044	420,378	0.0
250,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	190,836	0.0
250,000	Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	208,944	0.0
1,500,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	1,214,660	0.1
1,500,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	1,093,315	0.1
500,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	382,226	0.0
1,500,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	963,379	0.1
1,500,000	Pacific Gas and Electric Co., 3.500%, 08/01/2050	916,484	0.1
500,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	344,423	0.0
1,000,000	PacifiCorp, 4.150%, 02/15/2050	806,971	0.0
750,000	PECO Energy Co., 4.150%, 10/01/2044	625,205	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/2034	212,762	0.0
500,000	Public Service Co. of Colorado, 1.900%, 01/15/2031	396,942	0.0
1,000,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	935,240	0.1
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	408,788	0.0
1,000,000	Public Service Electric and Gas Co., 2.375%, 05/15/2023	984,516	0.1
750,000	Public Service Electric and Gas Co., 3.800%, 01/01/2043	601,982	0.0
250,000	Public Service Electric and Gas Co., 4.000%, 06/01/2044	194,043	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	693,372	0.0
999,518	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	911,288	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	371,833	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/2047	548,493	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	412,243	0.0
500,000	Southern California Gas Co., 4.300%, 01/15/2049	404,607	0.0
1,000,000	Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	742,598	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	789,460	0.0
500,000	Southern Co/The, 1.750%, 03/15/2028	408,907	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	483,092	0.0
500,000	Tampa Electric Co., 2.400%, 03/15/2031	405,965	0.0
250,000	Tampa Electric Co., 3.450%, 03/15/2051	176,195	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	243,927	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	240,982	0.0
250,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	162,551	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	422,258	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	1,550,483	0.1
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	199,951	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	389,128	0.0
		60,135,112	2.2

	Total Corporate Bonds/Notes
	(Cost $798,375,558)	687,308,195	25.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
459,952	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	421,268	0.0
378,980	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	397,629	0.0

	Total Collateralized Mortgage Obligations
	(Cost $877,663)	818,897	0.0

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	5,409,340	0.2

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

	Connecticut: 0.2%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	3,936,544	0.2

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,053,975	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,242,557	0.1
		6,296,532	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	3,757,752	0.1

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	4,041,721	0.2

	Total Municipal Bonds
	(Cost $22,710,966)	23,441,889	0.9

U.S. TREASURY OBLIGATIONS: 41.5%
	U.S. Treasury Bonds: 7.9%
160,000	1.250%,05/15/2050	89,628	0.0
215,300	1.625%,11/15/2050	133,772	0.0
10,159,000	2.250%,08/15/2046	7,324,401	0.3
7,000,000	2.500%,02/15/2046	5,320,547	0.2
9,072,000	2.500%,05/15/2046	6,884,798	0.3
75,075,000	2.875%,05/15/2052	62,980,887	2.3
9,022,000	3.000%,11/15/2044	7,544,647	0.3
10,042,000	3.000%,11/15/2045	8,389,385	0.3
26,600	3.000%,02/15/2049	22,714	0.0
5,686,000	3.125%,08/15/2044	4,864,417	0.2
4,488,400	3.250%,05/15/2042	3,984,858	0.1
71,341,400	(2) 3.375%,08/15/2042	64,641,997	2.4
13,888,000	3.625%,08/15/2043	12,962,495	0.5
11,092,000	3.625%,02/15/2044	10,319,459	0.4
9,251,000	3.750%,11/15/2043	8,794,955	0.3
7,845,000	3.875%,08/15/2040	7,716,906	0.3
		211,975,866	7.9

	U.S. Treasury Notes: 33.6%
97,000	0.125%,10/15/2023	92,920	0.0
18,549,700	0.375%,01/31/2026	16,342,575	0.6
405,700	0.500%,11/30/2023	388,363	0.0
16,424,200	1.250%,11/30/2026	14,618,821	0.6
54,972,900	1.500%,01/31/2027	49,290,935	1.8
69,000	1.750%,01/31/2023	68,561	0.0
10,000	1.875%,06/30/2026	9,211	0.0
12,133,000	2.000%,11/15/2026	11,144,350	0.4
19,000	2.250%,04/30/2024	18,400	0.0
6,457,000	2.250%,11/15/2024	6,195,189	0.2
931,000	2.750%,04/30/2027	878,813	0.0
47,690,000	(2) 2.750%,08/15/2032	43,613,995	1.6
49,821,300	2.875%,06/15/2025	48,056,147	1.8
7,725,200	3.000%,07/15/2025	7,467,794	0.3
14,366,000	3.125%,08/31/2027	13,782,381	0.5
14,085,000	3.125%,08/31/2029	13,370,847	0.5
13,610,000	(2) 3.250%,08/31/2024	13,365,445	0.5
32,300	3.250%,06/30/2027	31,135	0.0
187,998,000	3.500%,09/15/2025	184,179,291	6.9
56,902,000	3.875%,09/30/2029	56,657,499	2.1
210,152,000	4.125%,09/30/2027	210,857,980	7.9
210,901,000	4.250%,09/30/2024	211,016,338	7.9
		901,446,990	33.6

	Total U.S. Treasury Obligations
	(Cost $1,162,393,148)	1,113,422,856	41.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.5%
	Federal Home Loan Bank: 0.1%
2,000,000	3.500%,06/11/2032	1,878,221	0.1

	Federal Home Loan Mortgage Corporation: 3.2%(4)
626,954	2.349%, (US0012M + 1.900%),02/01/2042	622,118	0.0
2,829,389	3.000%,04/01/2045	2,527,822	0.1
3,075,009	3.000%,04/01/2045	2,747,906	0.1
10,878,214	3.000%,05/01/2045	9,716,492	0.4
5,149,821	3.000%,11/01/2046	4,581,073	0.2
5,488,916	3.000%,11/01/2047	4,896,820	0.2
630,778	3.500%,01/01/2042	582,587	0.0
115,230	3.500%,01/01/2042	106,068	0.0
2,525,278	3.500%,08/01/2042	2,333,000	0.1
10,380,514	3.500%,04/01/2043	9,579,893	0.4
10,831,273	3.500%,02/01/2044	9,997,754	0.4
3,869,258	3.500%,12/01/2046	3,548,635	0.2
2,156,034	3.500%,12/01/2047	1,973,745	0.1
11,761,915	3.500%,03/01/2048	10,810,986	0.4
166,331	4.000%,01/01/2025	161,218	0.0
41,335	4.000%,08/01/2040	39,386	0.0
622,397	4.000%,04/01/2041	594,498	0.0
690,608	4.000%,05/01/2041	659,651	0.0
29,646	4.000%,08/01/2041	28,318	0.0
68,100	4.000%,12/01/2041	64,719	0.0
155,318	4.000%,01/01/2042	147,239	0.0
1,288,633	4.000%,03/01/2042	1,230,889	0.1
43,122	4.000%,12/01/2042	41,136	0.0
568,871	4.000%,02/01/2044	539,493	0.0
221,690	4.000%,07/01/2045	211,176	0.0
237,220	4.000%,09/01/2045	225,493	0.0
159,941	4.000%,09/01/2045	152,133	0.0
207,378	4.000%,09/01/2045	196,296	0.0
3,888,493	4.000%,11/01/2045	3,682,577	0.2
551,803	4.000%,05/01/2046	524,316	0.0
137,064	4.000%,11/01/2047	129,933	0.0
228,970	4.000%,03/01/2048	217,284	0.0
202	4.500%,04/01/2023	199	0.0
28,162	4.500%,03/01/2039	27,671	0.0
78,032	4.500%,08/01/2039	76,630	0.0
145,909	4.500%,09/01/2039	143,248	0.0
99,536	4.500%,09/01/2039	97,825	0.0
215,938	4.500%,09/01/2039	212,038	0.0
166,065	4.500%,10/01/2039	162,360	0.0
268,947	4.500%,12/01/2039	263,334	0.0
78,442	4.500%,03/01/2040	77,009	0.0
208,667	4.500%,04/01/2040	204,862	0.0
38,739	4.500%,06/01/2040	38,033	0.0
170,090	4.500%,07/01/2040	166,992	0.0
234,165	4.500%,07/01/2040	229,894	0.0
64,829	4.500%,08/01/2040	63,646	0.0
168,709	4.500%,08/01/2040	165,632	0.0
70,458	4.500%,03/01/2041	69,172	0.0
200,931	4.500%,03/01/2041	197,265	0.0
94,808	4.500%,04/01/2041	93,079	0.0
294,934	4.500%,06/01/2041	289,557	0.0
199,713	4.500%,07/01/2041	196,062	0.0
25,065	4.500%,08/01/2041	23,994	0.0
952,217	4.500%,08/01/2041	927,421	0.1
693,416	4.500%,07/01/2048	670,159	0.1
13,021	5.000%,03/01/2034	13,099	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

52,400		5.000%,12/01/2034	52,922	0.0
64,095		5.000%,08/01/2035	64,733	0.0
186,012		5.000%,08/01/2035	187,848	0.0
57,946		5.000%,10/01/2035	58,028	0.0
55,407		5.000%,10/01/2035	55,956	0.0
50,836		5.000%,10/01/2035	51,342	0.0
136,915		5.000%,12/01/2035	138,269	0.0
18,657		5.000%,04/01/2036	18,683	0.0
58,474		5.000%,11/01/2036	59,051	0.0
43,239		5.000%,02/01/2037	43,669	0.0
32,453		5.000%,05/01/2037	32,775	0.0
508,432		5.000%,10/01/2037	508,518	0.0
289,061		5.000%,03/01/2038	291,936	0.0
265,623		5.000%,03/01/2038	268,259	0.0
93,620		5.000%,03/01/2038	94,544	0.0
90,378		5.000%,04/01/2038	91,278	0.0
8,780		5.000%,10/01/2038	8,867	0.0
30,197		5.000%,06/01/2040	30,498	0.0
83,255		5.000%,08/01/2040	84,074	0.0
191,888		5.000%,04/01/2041	193,803	0.0
47,026		5.490%,02/01/2037	46,869	0.0
6,349		5.500%,12/01/2024	6,345	0.0
42,233		5.500%,09/01/2034	43,603	0.0
62,997		5.500%,01/01/2035	64,807	0.0
24,625		5.500%,09/01/2035	25,488	0.0
495,902		5.500%,09/01/2035	513,270	0.0
378,979		5.500%,10/01/2035	390,816	0.0
38,144		5.500%,03/01/2036	39,336	0.0
150,461		5.500%,03/01/2036	155,723	0.0
23,925		5.500%,05/01/2036	24,672	0.0
131,796		5.500%,06/01/2036	136,248	0.0
44,556		5.500%,07/01/2036	46,114	0.0
2,342		5.500%,07/01/2036	2,421	0.0
8,589		5.500%,07/01/2036	8,890	0.0
8,528		5.500%,10/01/2036	8,827	0.0
57,416		5.500%,11/01/2036	59,428	0.0
42,216		5.500%,12/01/2036	43,696	0.0
30,509		5.500%,12/01/2036	31,578	0.0
3,609		5.500%,12/01/2036	3,598	0.0
42,617		5.500%,02/01/2037	44,111	0.0
5,453		5.500%,02/01/2037	5,472	0.0
15,182		5.500%,05/01/2037	15,714	0.0
1,672		5.500%,06/01/2037	1,731	0.0
21,619		5.500%,12/01/2037	22,377	0.0
11,486		5.500%,03/01/2038	11,845	0.0
6,473		5.500%,06/01/2038	6,700	0.0
3,497		5.500%,06/01/2038	3,619	0.0
5,362		5.500%,08/01/2038	5,361	0.0
427		5.500%,10/01/2038	426	0.0
438,572		5.500%,11/01/2038	453,949	0.0
10,462		5.500%,12/01/2038	10,829	0.0
6,561		5.500%,12/01/2038	6,791	0.0
8,302		5.500%,12/01/2038	8,593	0.0
11,525		5.500%,01/01/2039	11,929	0.0
67,605		5.500%,01/01/2039	69,976	0.0
33,306		5.500%,01/01/2040	34,237	0.0
42,242		5.500%,01/01/2040	43,723	0.0
42,587		5.500%,03/01/2040	44,081	0.0
102,550		5.500%,01/01/2041	102,279	0.0
51,713		5.750%,05/01/2037	52,210	0.0
49,576		5.800%,07/01/2037	49,988	0.0
37,967		5.800%,08/01/2037	38,416	0.0
68,722		5.800%,09/01/2037	69,534	0.0
35,259		5.800%,09/01/2037	35,675	0.0
2,497		6.000%,04/01/2028	2,591	0.0
25,708		6.000%,07/01/2028	26,186	0.0
5,291		6.000%,04/01/2036	5,571	0.0
89		6.000%,04/01/2036	90	0.0
1,761		6.000%,04/01/2036	1,849	0.0
16,137		6.000%,06/01/2036	17,001	0.0
6,034		6.000%,07/01/2036	6,354	0.0
38,330		6.000%,08/01/2036	40,228	0.0
5,643		6.000%,08/01/2036	5,942	0.0
1,805		6.000%,08/01/2036	1,839	0.0
28,770		6.000%,01/01/2037	30,017	0.0
28,083		6.000%,02/01/2037	29,569	0.0
1,645		6.000%,04/01/2037	1,732	0.0
5,764		6.000%,06/01/2037	5,906	0.0
1,128		6.000%,06/01/2037	1,183	0.0
144		6.000%,07/01/2037	152	0.0
4,232		6.000%,07/01/2037	4,457	0.0
4,128		6.000%,08/01/2037	4,350	0.0
1,336		6.000%,08/01/2037	1,410	0.0
2,218		6.000%,08/01/2037	2,339	0.0
137,815		6.000%,08/01/2037	142,525	0.0
8,916		6.000%,08/01/2037	9,266	0.0
1,880		6.000%,09/01/2037	1,987	0.0
3,486		6.000%,09/01/2037	3,676	0.0
2,495		6.000%,09/01/2037	2,548	0.0
7,422		6.000%,10/01/2037	7,821	0.0
8,197		6.000%,10/01/2037	8,351	0.0
5,980		6.000%,10/01/2037	6,301	0.0
2,095		6.000%,10/01/2037	2,134	0.0
24,616		6.000%,11/01/2037	25,988	0.0
1,821		6.000%,11/01/2037	1,921	0.0
1,106		6.000%,11/01/2037	1,127	0.0
48,111		6.000%,12/01/2037	50,705	0.0
11,241		6.000%,01/01/2038	11,836	0.0
1,368		6.000%,01/01/2038	1,437	0.0
6,803		6.000%,01/01/2038	6,959	0.0
7,241		6.000%,05/01/2038	7,382	0.0
934		6.000%,06/01/2038	987	0.0
9,773		6.000%,07/01/2038	10,000	0.0
22,886		6.000%,07/01/2038	23,981	0.0
10,183		6.000%,09/01/2038	10,377	0.0
5,274		6.000%,09/01/2038	5,561	0.0
614		6.000%,09/01/2038	649	0.0
259,180		6.000%,09/01/2038	274,166	0.0
5,929		6.000%,11/01/2038	6,064	0.0
130,249		6.000%,01/01/2039	135,921	0.0
98,579		6.000%,04/01/2039	103,127	0.0
32,198		6.000%,08/01/2039	33,167	0.0
26,310		6.000%,10/01/2039	27,832	0.0
14,155		6.000%,11/01/2039	14,964	0.0
26,938		6.000%,11/01/2039	27,446	0.0
1,197		6.000%,12/01/2039	1,251	0.0
39,808		6.000%,05/01/2040	41,947	0.0
53,840		6.150%,12/01/2037	55,211	0.0
18,372		6.150%,01/01/2038	18,838	0.0
76,906		6.150%,02/01/2038	78,865	0.0
840,000	(2)	6.250%,07/15/2032	978,139	0.1
6,654		6.500%,06/01/2036	7,032	0.0
1,363		6.500%,08/01/2036	1,408	0.0
640		6.500%,10/01/2036	661	0.0
23,902		6.500%,10/01/2036	25,275	0.0
8,630		6.500%,07/01/2037	8,914	0.0
4,473		6.500%,09/01/2037	4,620	0.0
2,036		6.500%,10/01/2037	2,128	0.0
2,696		6.500%,11/01/2037	2,785	0.0
10,056		6.500%,04/01/2038	10,691	0.0
3,134		6.500%,04/01/2038	3,270	0.0
247		6.500%,05/01/2038	255	0.0
1,437		6.500%,05/01/2038	1,485	0.0
1,213		6.500%,08/01/2038	1,257	0.0
147		6.500%,10/01/2038	152	0.0
5,386		6.500%,11/01/2038	5,640	0.0
5,215		6.500%,12/01/2038	5,385	0.0
6,704		6.500%,12/01/2038	6,920	0.0
368,329		6.500%,12/01/2038	380,351	0.0
52,617		6.500%,12/01/2038	54,319	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

2,746		6.500%,01/01/2039	2,872	0.0
			85,270,826	3.2

		Federal National Mortgage Association: 0.6%(4)
999,285		3.000%,09/01/2046	865,653	0.0
9,723,039		3.500%,11/01/2051	8,942,807	0.3
1,151,735		3.720%,10/01/2029	1,111,594	0.1
36,677		5.700%,07/01/2036	36,685	0.0
9,440		5.700%,07/01/2036	9,431	0.0
805,000	(2)	6.625%,11/15/2030	940,735	0.0
3,430,000		7.125%,01/15/2030	4,061,665	0.2
			15,968,570	0.6

		Government National Mortgage Association: 7.0%
17,882,392		2.000%,01/20/2051	15,031,323	0.6
11,952,605		2.000%,02/20/2051	10,045,947	0.4
3,150,083		2.500%,03/20/2051	2,722,333	0.1
6,301,780		2.500%,04/20/2051	5,445,684	0.2
4,859,902		2.500%,05/20/2051	4,200,981	0.2
4,452,438		2.500%,08/20/2051	3,847,650	0.2
13,622,402		2.500%,09/20/2051	11,763,955	0.4
4,516,063		2.500%,10/20/2051	3,899,533	0.2
6,151,262		2.500%,11/20/2051	5,311,101	0.2
12,259,870		2.500%,12/20/2051	10,584,574	0.4
4,878,644		2.500%,04/20/2052	4,201,706	0.2
2,920,052		3.000%,07/20/2045	2,628,028	0.1
2,918,212		3.000%,10/20/2051	2,621,337	0.1
15,540,889		3.000%,10/20/2051	13,781,291	0.5
6,665,037		3.000%,11/20/2051	5,986,912	0.2
19,255,946		3.000%,11/20/2051	17,086,602	0.6
4,580,298		3.000%,12/20/2051	4,061,287	0.2
12,980,000	(5)	3.000%,10/15/2052	11,475,638	0.4
10,188,218		3.500%,03/20/2047	9,504,703	0.4
3,843,651		3.500%,09/20/2047	3,506,630	0.1
1,766,494		3.500%,01/20/2048	1,619,716	0.1
11,606,687		3.500%,02/20/2048	10,642,215	0.4
11,368,650		3.500%,03/20/2048	10,423,990	0.4
2,480,677		4.000%,10/20/2043	2,403,569	0.1
1,832,253		4.000%,03/20/2046	1,733,989	0.1
1,164,323		4.000%,03/20/2046	1,107,484	0.0
426,154		4.500%,02/20/2041	416,845	0.0
130,462		4.500%,03/20/2041	129,038	0.0
493,020		4.500%,05/20/2041	487,640	0.0
666,185		4.500%,06/20/2041	656,879	0.0
1,080,821		4.500%,07/20/2041	1,069,037	0.0
472,514		4.500%,09/20/2041	467,360	0.0
1,378,119		4.500%,10/20/2041	1,364,252	0.1
1,811,069		4.500%,01/20/2050	1,758,407	0.1
6,265		5.000%,10/15/2037	6,347	0.0
1,635		5.000%,04/15/2038	1,622	0.0
28,220		5.000%,03/15/2039	28,554	0.0
48,420		5.000%,08/15/2039	49,011	0.0
361,758		5.000%,09/15/2039	366,513	0.0
346,718		5.000%,09/15/2039	348,414	0.0
322,511		5.000%,02/15/2040	326,752	0.0
230,098		5.000%,04/15/2040	230,558	0.0
512,171		5.000%,06/15/2040	515,901	0.0
13,166		5.000%,07/15/2040	13,210	0.0
175,449		5.000%,04/15/2042	173,655	0.0
304,200		5.000%,04/20/2042	308,696	0.0
188,935		5.000%,06/20/2048	185,466	0.0
15,406		5.500%,07/20/2038	15,713	0.0
203,438		5.500%,09/20/2039	212,732	0.0
15,211		5.500%,10/20/2039	15,899	0.0
9,043		5.500%,11/20/2039	9,374	0.0
349,430		5.500%,11/20/2039	365,414	0.0
5,296		5.500%,12/20/2040	5,532	0.0
19,189		5.500%,01/20/2041	20,070	0.0
115,526		5.500%,03/20/2041	120,827	0.0
179,515		5.500%,04/20/2041	187,685	0.0
286,281		5.500%,05/20/2041	299,411	0.0
263,852		5.500%,06/20/2041	275,943	0.0
6,987		6.000%,10/15/2036	7,459	0.0
26,587		6.000%,08/15/2037	28,469	0.0
21,246		6.000%,11/15/2037	22,871	0.0
3,886		6.000%,12/15/2037	3,986	0.0
18,314		6.000%,01/15/2038	19,760	0.0
12,968		6.000%,01/15/2038	13,390	0.0
40,307		6.000%,02/15/2038	41,570	0.0
15,518		6.000%,02/15/2038	16,742	0.0
209		6.000%,02/15/2038	216	0.0
382		6.000%,04/15/2038	391	0.0
91,664		6.000%,05/15/2038	98,106	0.0
90,459		6.000%,05/15/2038	94,705	0.0
14,358		6.000%,07/15/2038	15,493	0.0
28,186		6.000%,09/15/2038	30,412	0.0
451,181		6.000%,08/20/2040	485,095	0.0
			186,949,600	7.0

		Other U.S. Agency Obligations: 1.3%
3,489,000		1.620%,09/04/2025	3,224,085	0.1
2,000,000		2.320%,01/26/2032	1,670,445	0.1
5,000,000		2.380%,03/16/2032	4,295,232	0.1
12,500,000		2.390%,11/01/2034	10,185,380	0.4
5,000,000		2.400%,09/21/2026	4,659,331	0.2
4,000,000		2.600%,04/05/2027	3,747,828	0.1
2,000,000		3.780%,06/08/2028	1,930,757	0.1
10,000		6.150%,01/15/2038	11,601	0.0
5,000,000		7.125%,05/01/2030	5,933,084	0.2
			35,657,743	1.3

		Sovereign: 0.8%
5,000,000		2.850%,05/23/2025	4,824,215	0.2
5,000,000		2.900%,04/12/2032	4,395,386	0.2
5,000,000		3.375%,08/26/2024	4,913,918	0.2
4,000,000		3.400%,04/25/2034	3,684,431	0.1
3,000,000		3.500%,09/01/2032	2,806,483	0.1
			20,624,433	0.8

		Uniform Mortgage-Backed Securities: 15.5%
29,800,000	(5)	2.000%,10/15/2037	26,267,070	1.0
912,118		2.000%,05/01/2051	742,997	0.0
7,120,825		2.000%,05/01/2051	5,819,438	0.2
14,851,096		2.000%,09/01/2051	12,090,557	0.5
9,372,981		2.000%,10/01/2051	7,629,377	0.3
13,684,066		2.000%,11/01/2051	11,187,156	0.4
9,437,545		2.000%,01/01/2052	7,704,220	0.3
16,652,825		2.000%,01/01/2052	13,567,474	0.5
10,463,496		2.000%,02/01/2052	8,529,858	0.3
14,441,679		2.000%,02/01/2052	11,765,890	0.4
5,844,684		2.000%,02/01/2052	4,764,495	0.2
12,294,135		2.000%,02/01/2052	10,022,134	0.4
2,927,002		2.000%,02/01/2052	2,386,052	0.1
6,656,884		2.000%,02/01/2052	5,426,582	0.2
18,104,928		2.000%,02/01/2052	14,718,150	0.6
2,827,955		2.000%,03/01/2052	2,303,993	0.1
3,775,884		2.000%,03/01/2052	3,071,025	0.1
4,873,306		2.000%,04/01/2052	3,972,661	0.2
2,013,452		2.500%,09/01/2027	1,925,451	0.1
2,804,457		2.500%,06/01/2030	2,605,434	0.1
2,088,557		2.500%,06/01/2030	1,940,398	0.1
1,270,023		2.500%,07/01/2030	1,179,889	0.1
10,331,124		2.500%,06/01/2050	8,758,070	0.3
18,416,102		2.500%,08/01/2050	15,655,145	0.6
248,070		2.500%,11/01/2050	210,212	0.0
3,661,977		2.500%,05/01/2051	3,098,204	0.1
13,271,924		2.500%,06/01/2051	11,238,396	0.4
1,842,151		2.500%,09/01/2051	1,563,891	0.1
9,531,775		2.500%,11/01/2051	8,070,704	0.3

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

8,552,767		2.500%,12/01/2051	7,237,813	0.3
9,590,811		2.500%,01/01/2052	8,111,222	0.3
9,784,554		2.500%,02/01/2052	8,244,303	0.3
1,930,045		2.500%,02/01/2052	1,627,041	0.1
3,838,745		2.500%,02/01/2052	3,268,469	0.1
1,736,815		2.500%,02/01/2052	1,464,498	0.1
5,043,316		2.500%,02/01/2052	4,264,001	0.2
10,900,456		2.500%,03/01/2052	9,230,143	0.4
2,966,812		2.500%,03/01/2052	2,508,385	0.1
3,890,870		2.500%,03/01/2052	3,289,655	0.1
6,878,777		2.500%,04/01/2052	5,812,179	0.2
514,300		3.000%,06/01/2026	502,895	0.0
3,155,124		3.000%,08/01/2030	2,983,028	0.1
1,222,377		3.000%,09/01/2030	1,155,659	0.0
11,445,953		3.000%,12/01/2042	10,268,658	0.4
4,701,239		3.000%,07/01/2043	4,209,787	0.2
2,154,701		3.000%,09/01/2043	1,932,273	0.1
2,862,351		3.000%,07/01/2046	2,551,574	0.1
997,895		3.000%,08/01/2046	889,611	0.0
11,579,052		3.000%,12/01/2046	10,324,569	0.4
4,808,059		3.000%,01/01/2052	4,248,645	0.2
1,460,543		3.500%,05/01/2029	1,394,175	0.1
485,320		3.500%,03/01/2041	447,305	0.0
518,205		3.500%,12/01/2041	475,939	0.0
892,019		3.500%,01/01/2042	820,138	0.0
2,031,282		3.500%,10/01/2042	1,867,598	0.1
4,495,611		3.500%,11/01/2042	4,131,355	0.2
2,593,971		3.500%,01/01/2046	2,385,502	0.1
3,947,177		3.500%,02/01/2046	3,630,020	0.1
1,964,410		3.500%,02/01/2046	1,806,424	0.1
3,903,634		3.500%,04/01/2046	3,591,071	0.1
2,119,715		3.500%,02/01/2052	1,917,560	0.1
1,551,700		3.500%,03/01/2052	1,409,042	0.1
7,060,706		3.500%,05/01/2052	6,390,877	0.2
536,159		4.000%,10/01/2040	503,522	0.0
81,981		4.000%,10/01/2040	78,246	0.0
5,050,964		4.000%,11/01/2040	4,820,308	0.2
527,446		4.000%,12/01/2040	503,239	0.0
798,492		4.000%,12/01/2040	762,016	0.0
1,015,572		4.000%,02/01/2041	968,991	0.0
164,104		4.000%,03/01/2041	156,622	0.0
160,811		4.000%,04/01/2041	152,675	0.0
110,973		4.000%,09/01/2041	105,898	0.0
627,731		4.000%,11/01/2041	598,967	0.0
114,281		4.000%,12/01/2041	109,032	0.0
416,791		4.000%,01/01/2042	397,682	0.0
214,614		4.000%,07/01/2042	204,786	0.0
923,763		4.000%,12/01/2042	881,433	0.0
1,304,857		4.000%,07/01/2043	1,240,995	0.1
541,020		4.000%,02/01/2044	511,923	0.0
755,106		4.000%,02/01/2044	717,539	0.0
116,267		4.000%,03/01/2044	109,125	0.0
393,384		4.000%,05/01/2045	374,334	0.0
3,626,939		4.000%,06/01/2045	3,447,508	0.1
1,047,912		4.000%,07/01/2045	996,739	0.0
1,273,328		4.000%,07/01/2045	1,210,471	0.1
1,094,227		4.000%,07/01/2045	1,040,764	0.0
274,886		4.000%,07/01/2045	257,656	0.0
1,270,496		4.000%,02/01/2046	1,206,670	0.1
2,320,769		4.000%,02/01/2048	2,197,360	0.1
407,062		4.000%,03/01/2048	385,518	0.0
90,380		4.000%,03/01/2048	85,410	0.0
40,000,000	(5)	4.000%,10/15/2052	37,126,562	1.4
479,526		4.500%,07/01/2026	472,258	0.0
2,813		4.500%,06/01/2034	2,752	0.0
8,404		4.500%,05/01/2035	8,201	0.0
982		4.500%,03/01/2038	964	0.0
1,017		4.500%,05/01/2038	981	0.0
5,459		4.500%,06/01/2038	5,343	0.0
8,010		4.500%,07/01/2038	7,660	0.0
12,712		4.500%,09/01/2038	12,156	0.0
114,853		4.500%,03/01/2039	111,586	0.0
8,490		4.500%,04/01/2039	8,326	0.0
10,370		4.500%,04/01/2039	10,178	0.0
223,347		4.500%,07/01/2039	218,550	0.0
525,873		4.500%,09/01/2039	515,722	0.0
492,213		4.500%,10/01/2039	482,700	0.0
157,805		4.500%,12/01/2039	154,354	0.0
139,662		4.500%,12/01/2039	136,963	0.0
116,968		4.500%,12/01/2039	114,724	0.0
99,169		4.500%,03/01/2040	97,254	0.0
122,539		4.500%,10/01/2040	120,026	0.0
112,783		4.500%,10/01/2040	110,609	0.0
123,655		4.500%,10/01/2040	121,258	0.0
172,834		4.500%,03/01/2041	168,617	0.0
94,179		4.500%,04/01/2041	90,541	0.0
1,353,607		4.500%,06/01/2041	1,327,413	0.1
107,146		4.500%,06/01/2041	105,077	0.0
92,823		4.500%,06/01/2041	90,787	0.0
1,785,686		4.500%,07/01/2041	1,751,259	0.1
80,037		4.500%,07/01/2041	77,871	0.0
45,833		4.500%,07/01/2041	44,945	0.0
702,688		4.500%,08/01/2041	686,796	0.0
529,100		4.500%,08/01/2041	518,863	0.0
68,678		4.500%,08/01/2041	66,506	0.0
5,992,184		4.500%,08/01/2052	5,730,199	0.2
97,179		5.000%,03/01/2027	97,591	0.0
3,256,935		5.000%,05/01/2042	3,285,507	0.1
184		5.500%,01/01/2023	183	0.0
2		5.500%,02/01/2023	2	0.0
27		5.500%,03/01/2023	27	0.0
94		5.500%,04/01/2023	94	0.0
1,013		5.500%,06/01/2023	1,012	0.0
1,313		5.500%,08/01/2023	1,311	0.0
2,717		5.500%,08/01/2023	2,713	0.0
375		5.500%,08/01/2023	375	0.0
218		5.500%,08/01/2023	218	0.0
2,502		5.500%,09/01/2023	2,497	0.0
243		5.500%,11/01/2023	242	0.0
188		5.500%,11/01/2023	188	0.0
1,247		5.500%,11/01/2023	1,246	0.0
11,119		5.500%,02/01/2024	11,092	0.0
416		5.500%,03/01/2024	415	0.0
1,653		5.500%,07/01/2024	1,650	0.0
303		5.500%,07/01/2024	303	0.0
0		5.500%,05/01/2025	0	–
4,475		5.500%,08/01/2025	4,468	0.0
949		5.500%,07/01/2027	946	0.0
233		5.500%,08/01/2027	232	0.0
61,871		5.500%,03/01/2034	63,749	0.0
47,600		5.500%,04/01/2034	48,368	0.0
21,187		5.500%,11/01/2034	21,848	0.0
22,187		5.500%,12/01/2034	22,888	0.0
264,069		5.500%,02/01/2035	272,687	0.0
38,699		5.500%,05/01/2035	40,002	0.0
153,944		5.500%,09/01/2035	153,456	0.0
37,198		5.500%,09/01/2035	38,454	0.0
47,995		5.500%,04/01/2036	49,612	0.0
28,413		5.500%,04/01/2036	29,374	0.0
9,455		5.500%,05/01/2036	9,775	0.0
20,474		5.500%,06/01/2036	20,935	0.0
127,988		5.500%,07/01/2036	132,139	0.0
69,309		5.500%,11/01/2036	71,658	0.0
104,286		5.500%,12/01/2036	107,820	0.0
207,301		5.500%,12/01/2036	214,328	0.0
33,792		5.500%,01/01/2037	34,937	0.0
324,291		5.500%,03/01/2037	335,285	0.0
149,888		5.500%,03/01/2037	154,969	0.0
28,592		5.500%,03/01/2037	29,561	0.0
128,516		5.500%,08/01/2037	132,869	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

556	5.500%,01/01/2038	575	0.0
459	5.500%,01/01/2038	475	0.0
1,664	5.500%,01/01/2038	1,720	0.0
4,551	5.500%,03/01/2038	4,705	0.0
4,114	5.500%,05/01/2038	4,173	0.0
18,952	5.500%,06/01/2038	19,594	0.0
470,429	5.500%,09/01/2038	484,550	0.0
129,378	5.500%,12/01/2038	133,767	0.0
34,049	5.500%,06/01/2039	35,204	0.0
36,141	5.500%,05/01/2040	35,999	0.0
221,710	5.500%,06/01/2040	220,873	0.0
3,788	6.000%,01/01/2034	3,861	0.0
29,141	6.000%,12/01/2034	30,647	0.0
7,442	6.000%,05/01/2035	7,573	0.0
29,106	6.000%,01/01/2036	29,621	0.0
14,093	6.000%,01/01/2036	14,342	0.0
7,835	6.000%,02/01/2036	8,241	0.0
12,335	6.000%,03/01/2036	12,847	0.0
17,276	6.000%,03/01/2036	18,148	0.0
2,357	6.000%,04/01/2036	2,402	0.0
5,379	6.000%,04/01/2036	5,658	0.0
40,789	6.000%,05/01/2036	42,898	0.0
113	6.000%,06/01/2036	116	0.0
1,557	6.000%,08/01/2036	1,585	0.0
9,082	6.000%,08/01/2036	9,490	0.0
23,931	6.000%,09/01/2036	25,170	0.0
37,753	6.000%,09/01/2036	38,756	0.0
8,097	6.000%,09/01/2036	8,461	0.0
7,896	6.000%,10/01/2036	8,113	0.0
304,728	6.000%,12/01/2036	319,461	0.0
85,169	6.000%,12/01/2036	86,733	0.0
6,827	6.000%,01/01/2037	6,948	0.0
5,060	6.000%,02/01/2037	5,174	0.0
4,825	6.000%,04/01/2037	4,911	0.0
44,653	6.000%,07/01/2037	47,019	0.0
11,723	6.000%,08/01/2037	12,344	0.0
1,378	6.000%,08/01/2037	1,445	0.0
674	6.000%,08/01/2037	690	0.0
2,236	6.000%,09/01/2037	2,317	0.0
7,471	6.000%,09/01/2037	7,649	0.0
6,883	6.000%,09/01/2037	7,239	0.0
221	6.000%,09/01/2037	233	0.0
770	6.000%,09/01/2037	786	0.0
1,976	6.000%,10/01/2037	2,023	0.0
864	6.000%,10/01/2037	891	0.0
1,045	6.000%,10/01/2037	1,068	0.0
157	6.000%,10/01/2037	165	0.0
7,429	6.000%,11/01/2037	7,565	0.0
8,281	6.000%,11/01/2037	8,546	0.0
6,116	6.000%,11/01/2037	6,226	0.0
22,099	6.000%,11/01/2037	23,243	0.0
1,016	6.000%,11/01/2037	1,040	0.0
989	6.000%,11/01/2037	1,006	0.0
18,222	6.000%,12/01/2037	19,255	0.0
27,790	6.000%,12/01/2037	29,353	0.0
10,521	6.000%,12/01/2037	11,108	0.0
4,114	6.000%,12/01/2037	4,253	0.0
4,253	6.000%,01/01/2038	4,329	0.0
3,723	6.000%,01/01/2038	3,798	0.0
702	6.000%,02/01/2038	714	0.0
57,924	6.000%,02/01/2038	59,858	0.0
2,888	6.000%,03/01/2038	2,950	0.0
64,143	6.000%,03/01/2038	65,436	0.0
8,888	6.000%,04/01/2038	9,265	0.0
141,327	6.000%,04/01/2038	148,644	0.0
10,359	6.000%,05/01/2038	10,861	0.0
7,259	6.000%,05/01/2038	7,388	0.0
1,011	6.000%,06/01/2038	1,030	0.0
23,104	6.000%,07/01/2038	23,595	0.0
7,840	6.000%,07/01/2038	7,989	0.0
775	6.000%,08/01/2038	791	0.0
1,443	6.000%,08/01/2038	1,519	0.0
32,512	6.000%,09/01/2038	33,220	0.0
11,305	6.000%,09/01/2038	11,516	0.0
6,265	6.000%,09/01/2038	6,377	0.0
28,138	6.000%,10/01/2038	29,272	0.0
15,936	6.000%,10/01/2038	16,636	0.0
33,846	6.000%,10/01/2038	35,764	0.0
330,349	6.000%,10/01/2039	347,450	0.0
5,994	6.000%,11/01/2039	6,100	0.0
422	6.500%,04/01/2030	435	0.0
51,783	6.500%,02/01/2034	53,548	0.0
5,760	6.500%,11/01/2034	6,072	0.0
9,642	6.500%,01/01/2036	9,951	0.0
17,180	6.500%,03/01/2036	18,138	0.0
26,444	6.500%,04/01/2036	27,318	0.0
3,840	6.500%,06/01/2036	3,963	0.0
4,769	6.500%,07/01/2036	4,919	0.0
11,450	6.500%,07/01/2036	12,066	0.0
1,149	6.500%,07/01/2036	1,191	0.0
21,601	6.500%,07/01/2036	22,293	0.0
670	6.500%,07/01/2036	703	0.0
29,739	6.500%,07/01/2036	30,675	0.0
531	6.500%,08/01/2036	548	0.0
7,251	6.500%,09/01/2036	7,483	0.0
718	6.500%,09/01/2036	751	0.0
58,421	6.500%,09/01/2036	61,181	0.0
6,332	6.500%,09/01/2036	6,530	0.0
772	6.500%,11/01/2036	797	0.0
1,850	6.500%,11/01/2036	1,940	0.0
1,141	6.500%,12/01/2036	1,184	0.0
11,989	6.500%,12/01/2036	12,450	0.0
28,558	6.500%,01/01/2037	29,460	0.0
43	6.500%,01/01/2037	45	0.0
18,677	6.500%,01/01/2037	19,267	0.0
3,300	6.500%,03/01/2037	3,447	0.0
10,535	6.500%,03/01/2037	10,872	0.0
8,141	6.500%,03/01/2037	8,401	0.0
15,301	6.500%,03/01/2037	15,780	0.0
165	6.500%,07/01/2037	170	0.0
3,402	6.500%,08/01/2037	3,512	0.0
223	6.500%,08/01/2037	230	0.0
1,386	6.500%,08/01/2037	1,429	0.0
708	6.500%,09/01/2037	731	0.0
3,754	6.500%,09/01/2037	3,890	0.0
614	6.500%,09/01/2037	650	0.0
60,426	6.500%,09/01/2037	63,270	0.0
97,770	6.500%,09/01/2037	100,903	0.0
248	6.500%,09/01/2037	259	0.0
8,549	6.500%,09/01/2037	8,976	0.0
2,152	6.500%,10/01/2037	2,225	0.0
1,193	6.500%,10/01/2037	1,254	0.0
253	6.500%,10/01/2037	261	0.0
16,262	6.500%,10/01/2037	17,334	0.0
6,899	6.500%,10/01/2037	7,119	0.0
47,162	6.500%,11/01/2037	48,661	0.0
55,260	6.500%,12/01/2037	57,006	0.0
6,217	6.500%,12/01/2037	6,552	0.0
1,208	6.500%,12/01/2037	1,246	0.0
4,852	6.500%,12/01/2037	5,010	0.0
1,299	6.500%,12/01/2037	1,341	0.0
1,394	6.500%,12/01/2037	1,437	0.0
1,663	6.500%,12/01/2037	1,716	0.0
10,338	6.500%,01/01/2038	10,667	0.0
488	6.500%,01/01/2038	503	0.0
40,884	6.500%,03/01/2038	42,686	0.0
26,782	6.500%,04/01/2038	28,344	0.0
33,954	6.500%,08/01/2038	35,044	0.0
25,521	6.500%,08/01/2038	26,342	0.0
21,277	6.500%,09/01/2038	21,960	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

7,380		6.500%,10/01/2038	7,614	0.0
2,009		6.500%,10/01/2038	2,129	0.0
114,442		6.500%,10/01/2038	120,955	0.0
11,431		6.500%,10/01/2038	11,893	0.0
13,480		6.500%,11/01/2038	13,989	0.0
26,726		6.500%,01/01/2039	27,588	0.0
649		6.500%,01/01/2039	669	0.0
4,931		6.500%,03/01/2039	5,083	0.0
4,955		6.500%,09/01/2039	5,111	0.0
			416,256,717	15.5

		Uniform Mortgage-Backed Security: 1.0%
29,000,000	(5)	4.500%,10/15/2052	27,633,828	1.0

	Total U.S. Government Agency Obligations
	(Cost $870,244,638)		790,239,938	29.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,500,000		Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	2,269,033	0.1
5,000,000		BANK 2021-BNK33 A5, 2.556%, 05/15/2064	4,090,566	0.2
800,000		BANK 2022-BNK39 A4, 2.928%, 02/15/2055	667,708	0.0
2,950,000	(3)	BANK 2022-BNK41 A4, 3.916%, 04/15/2065	2,658,724	0.1
4,000,000		Benchmark 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	3,756,260	0.1
1,103,000		Benchmark 2019-B10 A4 Mortgage Trust, 3.717%, 03/15/2062	1,005,976	0.0
5,000,000		Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/17/2053	3,932,148	0.2
1,500,000	(3)	Benchmark 2021-B28 A5 Mortgage Trust, 2.224%, 08/15/2054	1,182,686	0.1
6,500,000	(3)	Benchmark 2022-B35 A5 Mortgage Trust, 4.594%, 05/15/2055	6,161,976	0.2
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	2,950,211	0.1
758,086	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	715,659	0.0
419,987	(3)	Ginnie Mae 2011-142 B, 3.373%, 02/16/2044	418,260	0.0
710,359		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	706,037	0.0
1,989,620		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	1,936,457	0.1
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	2,805,558	0.1
1,750,000		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	1,508,663	0.1
2,170,459		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	2,164,592	0.1
1,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.342%, 04/15/2048	908,089	0.0
5,000,000		Morgan Stanley Capital I Trust 2021-L5 A4, 2.728%, 05/15/2054	4,150,136	0.2
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	910,227	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	936,383	0.0
1,664,115		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	1,577,305	0.1
529,000		Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	431,583	0.0
4,445,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	4,379,892	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $59,991,666)		52,224,129	2.0

SOVEREIGN BONDS: 1.4%
1,250,000	(2)	Chile Government International Bond, 2.450%, 01/31/2031	1,003,027	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	476,604	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	993,533	0.0
1,000,000	(2)	Indonesia Government International Bond, 1.850%, 03/12/2031	764,871	0.0
1,000,000		Indonesia Government International Bond, 4.350%, 01/11/2048	789,687	0.0
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,793,554	0.1
500,000		Korea International Bond, 4.125%, 06/10/2044	474,599	0.0
1,500,000		Mexico Government International Bond, 2.659%, 05/24/2031	1,153,776	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	3,852,870	0.2
1,000,000		Panama Government International Bond, 3.870%, 07/23/2060	597,288	0.0
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	4,113,220	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	4,246,724	0.2
5,000,000		Province of Alberta Canada, 2.950%, 01/23/2024	4,903,119	0.2

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

3,000,000	Province of British Columbia Canada, 2.250%, 06/02/2026	2,780,695	0.1
3,000,000	(2) Province of Ontario Canada, 1.050%, 04/14/2026	2,659,645	0.1
3,000,000	Province of Ontario Canada, 1.125%, 10/07/2030	2,337,627	0.1
2,400,000	Republic of Italy Government International Bond, 1.250%, 02/17/2026	2,061,144	0.1
1,000,000	(2) Republic of Poland Government International Bond, 3.250%, 04/06/2026	943,295	0.0
2,000,000	Uruguay Government International Bond, 4.500%, 08/14/2024	1,999,412	0.1

	Total Sovereign Bonds
	(Cost $43,706,606)	37,944,690	1.4

SUPRANATIONAL BONDS: 0.2%
300,000	Asian Development Bank, 2.125%, 03/19/2025	284,082	0.0
750,000	European Investment Bank, 0.625%, 07/25/2025	677,108	0.0
1,500,000	Inter-American Development Bank, 0.250%, 11/15/2023	1,437,596	0.1
2,400,000	Inter-American Development Bank, 0.625%, 07/15/2025	2,166,003	0.1
1,000,000	(2) Inter-American Development Bank, 3.200%, 08/07/2042	844,679	0.0

	Total Supranational Bonds
	(Cost $5,935,120)	5,409,468	0.2

ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.5%
1,000,000	Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	986,331	0.1
1,000,000	BMW Vehicle Lease Trust 2021-2 A3, 0.330%, 12/26/2024	971,516	0.1
200,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	198,334	0.0
1,150,000	Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,140,069	0.1
520,285	Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	516,325	0.0
745,867	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	743,977	0.0
250,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	230,425	0.0
1,000,000	GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	921,921	0.0
850,000	GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	810,878	0.0
756,268	Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	755,962	0.0
1,000,000	Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	926,753	0.0
1,000,000	Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	946,389	0.1
600,000	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	595,814	0.0
750,000	Nissan Auto Receivables 2022-B A4 Owner Trust, 4.450%, 11/15/2029	740,198	0.0
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	346,248	0.0
550,000	Toyota Auto Receivables 2021-D A3 Owner Trust, 0.710%, 04/15/2026	521,072	0.0
1,000,000	Volkswagen Auto Loan Enhanced Trust 2021-1 A3, 1.020%, 06/22/2026	948,038	0.1
		12,300,250	0.5

	Credit Card Asset-Backed Securities: 0.1%
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	999,709	0.1
500,000	Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	499,896	0.0
		1,499,605	0.1

	Other Asset-Backed Securities: 0.0%
1,000,000	Verizon Master Trust 2021-1 A, 0.500%, 05/20/2027	933,174	0.0

	Total Asset-Backed Securities
	(Cost $15,220,700)	14,733,029	0.6

	Total Long-Term Investments
	(Cost $2,979,456,065)	2,725,543,091	101.7

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Commercial Paper: 0.2%
3,900,000		American Electric Power Co., Inc., 3.560%, 10/27/2022
		(Cost $3,889,856)	3,889,768	0.2

		Repurchase Agreements: 1.6%
10,599,254	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $10,601,911, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,811,239, due 11/01/22-08/20/72)	10,599,254	0.4
5,332,361	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $5,333,702, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,440,405, due 10/15/22-08/15/52)	5,332,361	0.2
2,776,336	(6)	Citibank N.A., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $2,777,016, collateralized by various U.S. Government Securities, 0.125%-6.125%, Market Value plus accrued interest $2,831,863, due 01/31/23-08/15/52)	2,776,336	0.1
3,177,820	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $3,178,624, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $3,242,208, due 11/01/22-08/20/72)	3,177,820	0.1
13,766,707	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $13,770,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $14,042,041, due 08/15/25-08/20/52)	13,766,707	0.5
7,773,473	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $7,775,415, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,929,135, due 10/15/24-02/15/51)	7,773,473	0.3

	Total Repurchase Agreements
	(Cost $43,425,951)		43,425,951	1.6

		Time Deposits: 0.6%
1,500,000	(6)	Barclays Bank PLC, 3.090%, 10/03/2022	1,500,000	0.1
1,230,000	(6)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	1,230,000	0.0
1,360,000	(6)	Credit Agricole, 3.060%, 10/03/2022	1,360,000	0.0
1,390,000	(6)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	1,390,000	0.1
1,380,000	(6)	Mizuho Bank Ltd., 3.070%, 10/03/2022	1,380,000	0.0
1,200,000	(6)	National Australia Bank Ltd., 3.050%, 10/03/2022	1,200,000	0.0
1,550,000	(6)	Royal Bank of Canada, 3.070%, 10/03/2022	1,550,000	0.1
1,560,000	(6)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	1,560,000	0.1
1,240,000	(6)	Societe Generale, 3.060%, 10/03/2022	1,240,000	0.0
1,550,000	(6)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	1,550,000	0.1
1,500,000	(6)	Toronto-Dominion Bank, 3.060%, 10/03/2022	1,500,000	0.1

	Total Time Deposits
	(Cost $15,460,000)		15,460,000	0.6

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
613,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $613,000)	613,000	0.0

	Total Short-Term Investments
	(Cost $63,388,807)	63,388,719	2.4

	Total Investments in Securities (Cost $3,042,844,872)	$2,788,931,810	104.1
	Liabilities in Excess of Other Assets	(108,559,848)	(4.1)
	Net Assets	$2,680,371,962	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$687,308,195	$–	$687,308,195
Collateralized Mortgage Obligations	–	818,897	–	818,897
Municipal Bonds	–	23,441,889	–	23,441,889
Sovereign Bonds	–	37,944,690	–	37,944,690
U.S. Government Agency Obligations	–	790,239,938	–	790,239,938
Asset-Backed Securities	–	14,733,029	–	14,733,029
Supranational Bonds	–	5,409,468	–	5,409,468
Commercial Mortgage-Backed Securities	–	52,224,129	–	52,224,129
U.S. Treasury Obligations	–	1,113,422,856	–	1,113,422,856
Short-Term Investments	613,000	62,775,719	–	63,388,719
Total Investments, at fair value	$613,000	$2,788,318,810	$–	$2,788,931,810
Other Financial Instruments+
Centrally Cleared Swaps	–	231,100	–	231,100
Futures	3,937,807	–	–	3,937,807
Total Assets	$4,550,807	$2,788,549,910	$–	$2,793,100,717
Liabilities Table
Other Financial Instruments+
Futures	$(407,998)	$–	$–	$(407,998)
Total Liabilities	$(407,998)	$–	$–	$(407,998)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	73	12/20/22	$8,180,563	$(407,998)
			$8,180,563	$(407,998)
Short Contracts:
U.S. Treasury 2-Year Note	(3)	12/30/22	(616,172)	9,651
U.S. Treasury 5-Year Note	(749)	12/30/22	(80,523,352)	2,787,264
U.S. Treasury Ultra 10-Year Note	(148)	12/20/22	(17,535,687)	1,140,892
			$(98,675,211)	$3,937,807

At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 38, Version 1	Buy	(1.000)	06/20/27	USD	25,000,000	$(6,307)	$231,100
						$(6,307)	$231,100

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,046,466,119.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,578,287
Gross Unrealized Depreciation	(260,589,094)

Net Unrealized Depreciation	$(254,010,807)